Commitments and Contingencies - Other Information (Details) $ in Thousands	9 Months Ended
Sep. 30, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Cash paid for operating lease liabilities	$ 3,159
Weighted-average discount rate	7.12%
Weighted-average remaining lease term (years)	7 years 10 months 17 days